VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 12.9%
9,980	(1)	Alphabet, Inc. - Class A	$1,035,226	2.1
9,415	(1)	Alphabet, Inc. - Class C	979,160	1.9
12,253		Comcast Corp. – Class A	464,511	0.9
12,698	(1)	Endeavor Group Holdings, Inc.	303,863	0.6
5,742	(1)	Match Group, Inc.	220,435	0.4
4,529	(1)	Meta Platforms, Inc.	959,876	1.9
5,534	(1)	Pinterest, Inc.	150,912	0.3
6,850	(1)	Take-Two Interactive Software, Inc.	817,205	1.6
4,692	(1)	T-Mobile US, Inc.	679,589	1.4
6,411	(1)	Walt Disney Co.	641,934	1.3
10,325	(1)	ZoomInfo Technologies, Inc.	255,131	0.5
			6,507,842	12.9

		Consumer Discretionary: 6.9%
16,217	(1)	Amazon.com, Inc.	1,675,054	3.3
1,120		Lowe's Cos, Inc.	223,966	0.5
1,446		McDonald's Corp.	404,316	0.8
9,482		Tapestry, Inc.	408,769	0.8
3,030	(1)	Tesla, Inc.	628,604	1.3
1,309		TJX Cos., Inc.	102,573	0.2
			3,443,282	6.9

		Consumer Staples: 7.5%
23,570	(1)	Coty, Inc - Class A	284,254	0.6
12,401		Mondelez International, Inc.	864,598	1.7
3,178	(1)	Monster Beverage Corp.	171,644	0.3
8,357		Procter & Gamble Co.	1,242,602	2.5
6,882		Sysco Corp.	531,497	1.1
4,424		Walmart, Inc.	652,319	1.3
			3,746,914	7.5

		Energy: 3.9%
9,955		Canadian Natural Resources Ltd.	551,009	1.1
6,287		Chevron Corp.	1,025,787	2.1
3,189		EOG Resources, Inc.	365,555	0.7
			1,942,351	3.9

		Financials: 12.9%
345		American Express Co.	56,908	0.1
1,361		Aon PLC	429,110	0.9
10,874		Bank of America Corp.	310,997	0.6
4,312	(1)	Berkshire Hathaway, Inc. – Class B	1,331,416	2.7
473		Blackrock, Inc.	316,494	0.6
3,155		JPMorgan Chase & Co.	411,128	0.8
2,269		Mastercard, Inc. - Class A	824,577	1.6
499		MSCI, Inc. - Class A	279,285	0.6
695		S&P Global, Inc.	239,615	0.5
8,094		State Street Corp.	612,635	1.2
3,867		Visa, Inc. - Class A	871,854	1.7
21,543		Wells Fargo & Co.	805,277	1.6
			6,489,296	12.9

		Health Care: 14.6%
4,004		Abbott Laboratories	405,445	0.8
3,779		AbbVie, Inc.	602,259	1.2
9,947	(1)	Avantor, Inc.	210,280	0.4
2,828	(1)	BioMarin Pharmaceutical, Inc.	274,995	0.5
11,182	(1)	Boston Scientific Corp.	559,435	1.1
1,540		Elevance Health, Inc.	708,107	1.4
3,000		Eli Lilly & Co.	1,030,260	2.1
4,028	(1)	GE HealthCare Technologies, Inc.	330,417	0.7
1,355	(1)	IQVIA Holdings, Inc.	269,496	0.5
7,360		Johnson & Johnson	1,140,800	2.3
7,002		Medtronic PLC	564,501	1.1
869		Thermo Fisher Scientific, Inc.	500,866	1.0
2,378	(1)	Vertex Pharmaceuticals, Inc.	749,236	1.5
			7,346,097	14.6

		Industrials: 7.9%
6,763		General Electric Co.	646,543	1.3
1,517		Honeywell International, Inc.	289,929	0.6
2,073		Parker Hannifin Corp.	696,756	1.4
10,131		Raytheon Technologies Corp.	992,129	1.9
18,885	(1)	Uber Technologies, Inc.	598,654	1.2
3,780		Union Pacific Corp.	760,763	1.5
			3,984,774	7.9

		Information Technology: 26.0%
967		Accenture PLC	276,378	0.5
2,140	(1)	Adobe, Inc.	824,692	1.6
3,088	(1)	Advanced Micro Devices, Inc.	302,655	0.6
19,130		Apple, Inc.	3,154,537	6.3
2,423		Entegris, Inc.	198,710	0.4
1,521		International Business Machines Corp.	199,388	0.4
2,017		Intuit, Inc.	899,239	1.8
1,111		Lam Research Corp.	588,963	1.2
6,196		Marvell Technology, Inc.	268,287	0.5
1,264		Microchip Technology, Inc.	105,898	0.2
12,720		Microsoft Corp.	3,667,176	7.3
4,672		Nvidia Corp.	1,297,742	2.6
1,527	(1)	Palo Alto Networks, Inc.	305,003	0.6
2,178		Qualcomm, Inc.	277,869	0.5
4,086		TE Connectivity Ltd.	535,879	1.1
558	(1)	Zebra Technologies Corp.	177,444	0.4
			13,079,860	26.0

		Materials: 2.9%
4,072		Corteva, Inc.	245,582	0.5
5,698		International Flavors & Fragrances, Inc.	523,988	1.0
5,046		Newmont Corp.	247,355	0.5
1,913		Sherwin-Williams Co.	429,985	0.9
			1,446,910	2.9

		Real Estate: 1.4%
3,525		American Tower Corp.	720,299	1.4

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: 2.1%
7,539		American Electric Power Co., Inc.	$685,974	1.4
6,121		Public Service Enterprise Group, Inc.	382,256	0.7
			1,068,230	2.1

		Total Common Stock
		(Cost $46,069,595)	49,775,855	99.0

OTHER(2): –%
		Materials: –%
649,000	(3),(4)	SINO Forest Corp. (Escrow)	0	–

		Total Other
		(Cost $–)	–	–

		Total Long-Term Investments
		(Cost $46,069,595)	49,775,855	99.0

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
590,847	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 4.720%
	(Cost $590,847)	590,847	1.2

	Total Short-Term Investments
	(Cost $590,847)	590,847	1.2

	Total Investments in Securities (Cost $46,660,442)	$50,366,702	100.2
	Liabilities in Excess of Other Assets	(102,112)	(0.2)
	Net Assets	$50,264,590	100.0

(1)	Non-income producing security.
(2)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2023, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of March 31, 2023.

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock*	$49,775,855	$–	$–	$49,775,855
Other	–	–	-	-
Short-Term Investments	590,847	–	–	590,847
Total Investments, at fair value	$50,366,702	$–	$-	$50,366,702

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2023, VY® Columbia Contrarian Core Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
SINO Forest Corp. (Escrow)	3/1/2013	$–	$–
		$–	$–

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $47,844,251.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$5,718,937
Gross Unrealized Depreciation	(3,196,486)
Net Unrealized Appreciation	$2,522,451